Impairment of non-current assets - Investments in joint ventures (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Impairment of non-current assets
Investment in associates and joint ventures	$ 15,374	$ (7,987)	$ (2,092)
Equion Energa Limited
Impairment of non-current assets
Investment in associates and joint ventures	$ 15,374	$ (7,987)	$ (2,092)